Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Schedule of stock option activity

A summary of stock option awards outstanding as of June 30, 2021 and changes during the six months then ended is as follows:

		Weighted Average
	Number of Units	Exercise Price
Outstanding at January 1, 2021	7,478,736	$0.68
Granted	3,020,500	6.09
Exercised	(1,723,319)	0.64
Forfeited	(368,462)	0.86
Outstanding at June 30, 2021	8,407,455	$2.61

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (Years)	Value
Outstanding as of January 1, 2019	4,823,893	$1.20	8.71
Granted	1,654,000	0.82	—
Exercised	(122,560)	0.33	—
Forfeited	(1,207,259)	1.33	—
Outstanding as of January 1, 2020	5,148,074	$1.10	8.22
Granted	4,704,932	0.52	—
Exercised	(164,886)	(0.80)	—
Forfeited	(2,209,384)	(1.26)	—
Outstanding at December 31, 2020	7,478,736	$0.68	8.35	$6,058,137
Exercisable at December 31, 2020	3,142,881	$0.81	7.30	$2,173,188

Schedule of stock based compensation expense

Total stock-based compensation expense was classified in the statements of operations for the three and six months ended June 30, 2021 and 2020 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues	162,205	(4,464)	217,052	(74,439)
Selling, general and administrative	527,289	(131,502)	698,065	(29,113)
Total stock-based compensation expense	689,494	(135,966)	915,117	(103,552)

	2020	2019
Cost of revenues	$(64,919)	$65,096
Selling, general and administrative	186,950	327,470
Total stock-based compensation expense	$122,032	$392,566

Schedule of stock options vested

	2020	2019
Total grant date fair value of stock options vested	$533,089	$643,425

Schedule of assumptions of valuing the stock options

	2020	2019
Expected term	6.25 years	2.25 years – 6.25 years
Weighted-average grant date fair value per stock option granted	$0.23	$0.28
Risk-free interest rate	0.4% – 1.4%	1.1% – 3.0%
Expected volatility	43.5% – 46.4%	32.3% – 37.9%
Dividend yield	0%	0%